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                                               Filed Pursuant to Rule 497(e)
                                               Registration File No.: 811-8037



                Orbitex Life Sciences & Biotechnology Fund, Inc.
                         Supplement dated July 29, 2002
                      To Prospectus dated February 28, 2002


The name for the Fund's Distributor as it appears on the inside cover and page 3 of the Prospectus, should be replaced with the following:

                    Orbitex Funds Distributor, Inc., ("OFD")


Beginning July 29, 2002, the address for Orbitex Data Services, Inc., as it appears on pages 18, 24, 25 and on the front and back cover of the Prospectus, should read as follows:

                           4020 South 147th Street
                           Suite 2
                           Omaha, Nebraska 68137


The name and address for the Fund's Distributor as it appears on page 25 of the Prospectus, should be replaced with the following:

                           Orbitex Funds Distributor, Inc.
                           One Station Place
                           Suite 632
                           Stamford, Connecticut 06902


The name and address of the Custodian, as it appears on page 18 and on the back cover of the Prospectus, should be replaced with the following:

                           Bank of New York
                           15 Broad Street
                           New York, New York 10286